CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Total Revenues	$ 1,770,059	$ 3,617,142	$ 4,414,347	$ 5,056,458	$ 15,012,366	$ 8,259,917
COST OF REVENUES:
Total Cost of Revenues	1,528,722	2,334,528	3,635,838	3,551,778	10,264,263	6,220,373
GROSS MARGIN	241,337	1,282,614	778,509	1,504,680	4,748,103	2,039,544
OPERATING EXPENSES:
Sales and marketing	301,077	375,986	608,654	659,880	1,337,186	1,233,851
Research and development	537,801	530,339	942,686	967,056	1,651,064	2,515,630
General and Administration	2,550,709	1,770,764	4,522,217	3,913,837	8,625,002	5,747,014
Total Operating Expenses	3,389,587	2,677,089	6,073,557	5,540,773	11,613,252	9,496,495
LOSS FROM OPERATIONS	(3,148,250)	(1,394,475)	(5,295,048)	(4,036,093)	(6,865,149)	(7,456,951)
OTHER INCOME (EXPENSES):
Interest expense	(3,230)	(2,706)	(4,410)	(5,886)	(9,191)	(20,268)
Other income, net	162,080	54,509	166,375	54,691	9,557	1,468,318
Total Other Income (Expenses)	158,850	51,803	161,965	48,805	366	1,448,050
NET LOSS	(2,989,400)	(1,342,672)	(5,133,083)	(3,987,288)	(6,864,783)	(6,008,901)
Product [Member]
REVENUES:
Total Revenues	870,494	2,780,045	2,698,258	3,563,314	11,190,292	5,871,666
COST OF REVENUES:
Total Cost of Revenues	1,072,106	1,974,302	2,839,315	2,839,790	8,376,649	4,728,197
Service, Other [Member]
REVENUES:
Total Revenues	899,565	837,097	1,716,089	1,493,144	3,822,074	2,388,251
COST OF REVENUES:
Total Cost of Revenues	$ 456,616	$ 360,226	$ 796,523	$ 711,988	$ 1,887,614	$ 1,492,176